Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The 2015 Omnibus Incentive Plan terminated on the tenth anniversary of its date of adoption by the Board of Directors. All outstanding unvested awards under the 2015 Omnibus Incentive Plan continue to vest in accordance with their terms; however, no additional awards are available for grant.